Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 25.06	$ 20.10
Assumptions:
Expected volatility	29.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.93%	1.39%
Expected life	5 years	5 years